UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5896

DWS Target Fund

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31

Date of reporting period:10/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of October 31, 2008 (Unaudited)

DWS Target 2013 Fund

	Shares	Value ($)

Common Stocks 18.9%
Consumer Discretionary 1.3%
Auto Components 0.1%
TRW Automotive Holdings Corp.*	1,700	10,744
WABCO Holdings, Inc.	300	5,511

		16,255
Hotels Restaurants & Leisure 0.4%
McDonald's Corp.	1,663	96,338
Panera Bread Co. "A"*	300	13,536

		109,874
Household Durables 0.0%
Whirlpool Corp.	300	13,995

Media 0.6%
Comcast Corp. "A"	3,900	61,464
DISH Network Corp. "A"*	315	4,958
Liberty Media Corp. - Entertainment "A"*	1,400	22,540
Morningstar, Inc.*	260	9,734
The DIRECTV Group, Inc.*	2,066	45,225
Time Warner, Inc.	4,100	41,369

		185,290
Specialty Retail 0.2%
Advance Auto Parts, Inc.	700	21,840
AnnTaylor Stores Corp.*	2,633	33,097
Best Buy Co., Inc.	700	18,767

		73,704
Textiles, Apparel & Luxury Goods 0.0%
Phillips-Van Heusen Corp.	400	9,804
Consumer Staples 2.6%
Food & Staples Retailing 0.9%
Kroger Co.	3,136	86,115
Sysco Corp.	3,316	86,879
Wal-Mart Stores, Inc.	2,095	116,922
Walgreen Co.	100	2,546

		292,462
Food Products 0.6%
Bunge Ltd.	2,900	111,389
General Mills, Inc.	500	33,870
H.J. Heinz Co.	867	37,992

		183,251
Household Products 0.6%
Procter & Gamble Co.	2,758	178,001
Personal Products 0.1%
Herbalife Ltd.	1,200	29,316
Tobacco 0.4%
Altria Group, Inc.	1,225	23,508
Philip Morris International, Inc.	2,566	111,544

		135,052
Energy 2.8%
Oil, Gas & Consumable Fuels
Apache Corp.	500	41,165
Arch Coal, Inc.	3,100	66,371
Chevron Corp.	100	7,460
Cimarex Energy Co.	1,872	75,741
ConocoPhillips	100	5,202
CONSOL Energy, Inc.	900	28,251
Encore Acquisition Co.*	1,211	37,723
ExxonMobil Corp.	2,172	160,989
Frontline Ltd.	2,242	71,295
Hess Corp.	1,000	60,210
Marathon Oil Corp.	1,600	46,560
Mariner Energy, Inc.*	5,020	72,238
Massey Energy Co.	1,800	41,562
Occidental Petroleum Corp.	417	23,160
Spectra Energy Corp.	700	13,531

W&T Offshore, Inc.	3,123	59,868
Walter Industries, Inc.	900	34,875
Whiting Petroleum Corp.*	500	25,995
Williams Companies, Inc.	932	19,544

		891,740
Financials 2.4%
Capital Markets 0.6%
Charles Schwab Corp.	1,825	34,894
Northern Trust Corp.	1,500	84,465
State Street Corp.	793	34,377
TD Ameritrade Holding Corp.*	700	9,303
The Goldman Sachs Group, Inc.	200	18,500

		181,539
Commercial Banks 0.7%
PNC Financial Services Group, Inc.	1,395	93,005
Wells Fargo & Co.	3,800	129,390

		222,395
Diversified Financial Services 0.5%
Bank of America Corp.	700	16,919
CME Group, Inc.	200	56,430
JPMorgan Chase & Co.	2,100	86,625

		159,974
Insurance 0.3%
Allstate Corp.	1,600	42,224
Hartford Financial Services Group, Inc.	800	8,256
Prudential Financial, Inc.	1,000	30,000
Unum Group	1,300	20,475

		100,955
Real Estate Investment Trusts 0.3%
AMB Property Corp. (REIT)	100	2,403
AvalonBay Communities, Inc. (REIT)	77	5,468
Equity Residential (REIT)	600	20,958
Host Hotels & Resorts, Inc. (REIT)	800	8,272
ProLogis (REIT)	300	4,200
Public Storage (REIT)	200	16,300
Simon Property Group, Inc. (REIT)	300	20,109
The Macerich Co. (REIT)	100	2,942
Vornado Realty Trust (REIT)	100	7,055

		87,707
Health Care 2.7%
Biotechnology 0.3%
Amgen, Inc.*	1,400	83,846
Health Care Equipment & Supplies 0.9%
Baxter International, Inc.	1,651	99,869
Becton, Dickinson & Co.	900	62,460
Medtronic, Inc.	2,100	84,693
Zimmer Holdings, Inc.*	800	37,144

		284,166
Health Care Providers & Services 0.3%
Aetna, Inc.	2,634	65,507
Community Health Systems, Inc.*	300	6,150
Express Scripts, Inc.*	160	9,698

LifePoint Hospitals, Inc.*	700	16,779

		98,134
Pharmaceuticals 1.2%
Bristol-Myers Squibb Co.	1,800	36,990
Eli Lilly & Co.	3,045	102,982
Johnson & Johnson	600	36,804
Merck & Co., Inc.	1,525	47,199
Pfizer, Inc.	8,989	159,195

		383,170
Industrials 2.4%
Aerospace & Defense 0.9%
General Dynamics Corp.	1,700	102,544
Honeywell International, Inc.	1,800	54,810
L-3 Communications Holdings, Inc.	1,200	97,404
Lockheed Martin Corp.	300	25,515

		280,273
Airlines 0.3%
Southwest Airlines Co.	8,001	94,252
Commercial Services & Supplies 0.2%
The Brink's Co.	1,463	70,941
Electrical Equipment 0.1%
Emerson Electric Co.	900	29,457
Industrial Conglomerates 0.1%
General Electric Co.	1,827	35,645
Machinery 0.4%
Cummins, Inc.	2,000	51,700
Flowserve Corp.	217	12,351
Gardner Denver, Inc.*	871	22,315
Manitowoc Co., Inc.	4,500	44,280

		130,646
Road & Rail 0.2%
Ryder System, Inc.	1,514	59,985
Trading Companies & Distributors 0.2%
United Rentals, Inc.*	6,018	61,684
Information Technology 2.9%
Computers & Peripherals 1.2%
Hewlett-Packard Co.	3,955	151,397
International Business Machines Corp.	1,110	103,197
Lexmark International, Inc. "A"*	264	6,819
QLogic Corp.*	2,300	27,646
Western Digital Corp.*	5,582	92,103

		381,162
Electronic Equipment, Instruments & Components 0.3%
Avnet, Inc.*	2,200	36,828
Jabil Circuit, Inc.	6,616	55,641

		92,469
Internet Software & Services 0.3%
eBay, Inc.*	1,293	19,744
Google, Inc. "A"*	230	82,653

		102,397

IT Services 0.4%
MasterCard, Inc. "A"	100	14,782
Visa, Inc. "A"	2,000	110,700

		125,482
Semiconductors & Semiconductor Equipment 0.1%
Fairchild Semiconductor International, Inc.*	1,900	10,792
MEMC Electronic Materials, Inc.*	200	3,676

		14,468
Software 0.6%
Microsoft Corp.	8,644	193,020
Symantec Corp.*	710	8,932

		201,952
Materials 0.6%
Chemicals
Ashland, Inc.	500	11,295
CF Industries Holdings, Inc.	1,241	79,660
Terra Industries, Inc.	3,770	82,902
The Mosaic Co.	600	23,646

		197,503
Telecommunication Services 0.6%
Diversified Telecommunication Services
AT&T, Inc.	721	19,301
Verizon Communications, Inc.	4,266	126,572
Windstream Corp.	3,100	23,281

		169,154
Utilities 0.6%
Electric Utilities 0.4%
American Electric Power Co., Inc.	800	26,104
Edison International	2,657	94,562

		120,666
Multi-Utilities 0.2%
Dominion Resources, Inc.	400	14,512
Sempra Energy	1,100	46,849

		61,361

Total Common Stocks (Cost $7,205,452)		5,950,127
	Principal Amount ($)	Value ($)

Government & Agency Obligation 80.3%
US Treasury Obligation
US Treasury STRIPS, 4.394% **, 2/15/2013 (Cost $23,559,637)	28,390,000	25,234,253
	Shares	Value ($)

Cash Equivalents 0.3%
Cash Management QP Trust, 2.30% (a) (Cost $96,521)	96,521	96,521

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $30,861,610) †	99.5	31,280,901
Other Assets and Liabilities, Net	0.5	159,931

Net Assets	100.0	31,440,832

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $30,924,689. At October 31, 2008, net unrealized appreciation for all securities based on tax cost was $356,212. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,890,463 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,534,251.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust
STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities
Level 1	$ 6,046,648
Level 2	25,234,253
Level 3	-
Total	$ 31,280,901

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS  157"), effective at the beginning of the Fund’s fiscal year. FAS  157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DWS Core Plus Allocation Fund, a series of DWS Equity Trust

DWS Large Company Growth Fund, a series of DWS Investment Trust

DWS Money Market Prime Series, a series of DWS Money Funds

DWS Target 2010 Fund, a series of DWS Target Fund

DWS Target 2011 Fund, a series of DWS Target Fund

DWS Target 2012 Fund, a series of DWS Target Fund

DWS Target 2013 Fund, a series of DWS Target Fund

DWS Target 2014 Fund, a series of DWS Target Fund

DWS Equity Income Fund, a series of DWS Value Equity Trust

DWS Core Plus Income Fund, a series of DWS Portfolio Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	December 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	December 19, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        December 19, 2008